Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Schedule of investments in marketable securities
	2013			2014
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Government bonds	$9,009	$475	$9,484	$535	$-	$535